Vanguard Wellesley® Income Fund

Supplement to the Prospectus and Summary Prospectus

Important Change to Vanguard Wellesley Income Fund

Effective June 30, 2019, John C. Keogh will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Wellesley Income Fund.

Loren L. Moran, Michael E. Stack, and W. Michael Reckmeyer, III, who currently serve as portfolio managers with Mr. Keogh, will remain as the portfolio managers of the Fund upon Mr. Keogh's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 27A 082018

Vanguard Wellesley® Income Fund

Supplement to the Statement of Additional Information

Important Change to Vanguard Wellesley Income Fund

Effective June 30, 2019, John C. Keogh will retire from Wellington Management Company LLP and will no longer serve as a portfolio manager for Vanguard Wellesley Income Fund.

Loren L. Moran, Michael E. Stack, and W. Michael Reckmeyer, III, who currently serve as portfolio managers with Mr. Keogh, will remain as the portfolio managers of the Fund upon Mr. Keogh's retirement. The Fund's investment objective, strategies, and policies will remain unchanged.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 27B 082018